Taxes on Income (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Taxes on Income (Details) [Line Items]
Tax rates	23.00%	23.00%		23.00%
Amount of net wealth tax	€ 500
Financing expenses percentage of EBITDA deductible	30.00%	30.00%
Percentage of financing expenses	30.00%	30.00%
Financial expenses	€ 1,000
Federal tax rate	21.00%	21.00%
State tax rate percentage	0.75%	0.75%
Carry forward tax losses	€ 3,800
Capital tax losses | $		$ 1.4
Deferred tax asset	6,430		€ 6,161	€ 16,740
Bottom of range [member]
Taxes on Income (Details) [Line Items]
Amount of net wealth tax	535
Top of range [member]
Taxes on Income (Details) [Line Items]
Amount of maximum net wealth tax	€ 32,100
Corporate Income Tax [Member]
Taxes on Income (Details) [Line Items]
Percentage of net wealth tax rate	0.50%	0.50%
Italian taxation [Member]
Taxes on Income (Details) [Line Items]
Tax rates	24.00%	24.00%
Italian taxation [Member] | Resident and Non-Resident [Member]
Taxes on Income (Details) [Line Items]
Tax rate reduced	only on income arising in Italy at the rate from 3.9% to 4.82%	only on income arising in Italy at the rate from 3.9% to 4.82%
Spainsh Taxation [Member]
Taxes on Income (Details) [Line Items]
Tax rates	25.00%	25.00%
Percentage of financing expenses	30.00%	30.00%
Financial expenses	€ 1,000
Dutch Subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Tax loss carryforwards	22,000
Deferred tax asset	1,500
Italian Subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Capital tax losses	11,400
Deferred tax asset	1,300
Luxembourg subsidiary [Member]
Taxes on Income (Details) [Line Items]
Capital tax losses	2,400
Solar Subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Tax loss carryforwards	1,000	$ 1.0
Investment tax	13,000	13.6
Deferred tax asset	€ 14,000	$ 14.6
The Netherlands Taxation Member
Taxes on Income (Details) [Line Items]
Tax rates	19.00%	19.00%		15.00%
Unrecognized tax benefits	€ 200			€ 395
Percetage of taxable profits exceeding			25.80%	25.00%